Semiannual Report


NEW HORIZONS FUND


June 30, 2002





[LOGO] T. ROWE PRICE(R)

REPORT HIGHLIGHTS

New Horizons Fund

.. Despite an improving economy, stocks fell sharply as investor confidence was undermined by revelations of corporate accounting fraud and business ethics scandals.

.. Small-cap stocks continued to outperform large-caps, but stronger results were concentrated in the value sectors; growth stocks lagged significantly.

.. The fund's returns of -16.75% and -18.87% for the 6- and 12-month periods, respectively, were better than the Russell 2000 Growth Index but lagged the Lipper Small-Cap Funds Index, which includes value-oriented funds.

.. Losses in the depressed technology and biotech sectors more than offset stronger results from consumer, energy, and other health care areas.

.. After three years of underperformance, growth stocks may be poised for market leadership--their historical role during economic recoveries.

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

FELLOW SHAREHOLDERS

Stock prices fell sharply again in the first six months of 2002, despite evidence that the economy was recovering from last year's recession. Investors remain concerned over continued weakness in corporate earnings, particularly in the technology and capital spending-related sectors. More important, however, investor confidence in the integrity of the stock market was shattered by an escalating number of business and accounting scandals. By June 30, stock prices had fallen to post-September 11 lows.

The S&P 500 Stock Index, which tracks the performance of the largest companies in the stock market, fell 13.16% over the six months. Value stocks were affected by the sell-off but continued to outperform growth stocks, especially in the small-cap universe. This trend, which has been in place since the market peak in March 2000, has created a difficult environment for small-cap growth stocks and your fund. The ongoing weakness of growth stocks reflects continued earnings shortfalls, particularly in the technology sector.

------------------------
PERFORMANCE COMPARISON
----------------------------------------------------------
Periods Ended 6/30/02            6 Months    12 Months

New Horizons Fund                -16.75%     -18.87%

Russell 2000 Growth Index        -17.35      -25.00

Lipper Small-Cap Funds Index      -8.64      -15.03

S&P 500 Stock Index              -13.16      -17.99


Your fund fell sharply in the six months, declining only slightly less than the -17.35% return of the Russell 2000 Growth Index of small-cap growth companies, as shown in the table. Technology, telecommunications, and biotechnology stocks were the worst performers, more than offsetting reasonably good results from other sectors of the portfolio. For the last 12 months, the fund fell 18.87%, again less than the Russell 2000 Growth Index. For both periods, the fund's decline was steeper than the Lipper Small-Cap Funds Index, which includes value as well as growth stocks.

MARKET ENVIRONMENT

The stock market usually anticipates economic events and begins rising before the economy recovers from a downturn. Following last year's recession and market drop, plus the shock of September 11, economic growth resumed. Why hasn't the stock market followed suit? This economic cycle has differed from the more typical pattern. A technology-led capital spending boom, fueled by the explosive stock market environment, took the capital spending side of the economy to unsustainable levels in 1999-2000. When substantial productivity gains failed to materialize from these expensive technology investments, they completely dried up, causing the sharp downturn in economic growth. Although a normal cyclical recovery in capital investments is under way in other sectors, there are virtually no signs of a turnaround in the beleaguered technology and telecom sectors.

Fortunately, the consumer side of the economy, which accounts for about two-thirds of overall economic activity, has remained relatively strong, hurt only marginally by a modest rise in unemployment. Record low interest rates allowed homeowners to refinance their mortgages at lower rates, boosting their buying power. A post-September 11 surge in government spending is providing a further fiscal stimulus to the economy on top of last year's tax cut, and monetary policy remains accommodative. Additionally, this year's decline in the value of the dollar offers hope for a pickup in exports.

NOWHERE IS PROFITABILITY MORE ELUSIVE THAN IN THE TECHNOLOGY AND
TELECOMMUNICATIONS SECTORS...

Stocks rallied sharply in the fourth quarter of 2001, anticipating an economic upturn. While growth has resumed, it has not been accompanied by a meaningful recovery in corporate earnings. In fact, reported earnings this year will record their biggest drop ever, distorted somewhat by record write-offs as companies tighten their belts and write down the value of ill-fated acquisitions. Nowhere is profitability more elusive than in the technology and telecommunications sectors, where investor expectations have been dashed time and again this year. Despite severe stock declines for many technology companies this year, the ongoing need to slash earnings expectations has kept technology valuation levels above historical norms.

Noneconomic factors also weigh heavily on the minds of investors. It is not by chance that the market downturn this year coincides so closely with the shocking rise in corporate scandals and frauds. First, the disclosure of accounting irregularities at Enron late last year led to the firm's bankruptcy in December. Enron's accounting firm, Arthur Andersen, was subsequently convicted of criminal misdeeds, leading to its dissolution and the loss of investor confidence in many companies' audited earnings reports. Post-Enron, numerous companies restated previous earnings, culminating in the June disclosure of massive earnings overstatements and accounting fraud at WorldCom. Outside the realm of corporate accounting, accusations of illegal insider trading and excessive compensation for corporate officers at many companies further jolted investor confidence, and a high-profile investigation by New York's attorney general into Wall Street's research and IPO practices tarnished the credibility of all Wall Street firms. This crisis in corporate integrity clearly contributed to the market's woes in the last several months.

Small-cap stocks continued to outperform large-caps in the first half, perhaps in part because the various scandals have mostly involved very large companies. As the accompanying table shows, small-caps have now outperformed since March 1999. From the market peak in March 2000 through June 30 this year, the small-cap Russell 2000 (which includes growth and value stocks) declined only 11.55% while the S&P 500 fell 32.01%. In the same period, the technology-heavy Nasdaq Composite Index dropped 68.00%.

-------------------------------------
SMALL-CAP VS. LARGE-CAP STOCK RETURNS
------------------------------------------------------------------

Periods                           Year-      From Market      From
Ended 6/30/02                   to-Date     Peak 3/31/00   3/31/99
------------------------------------------------------------------
Russell 2000 Index              -4.70%        -11.55%       21.44%
S&P 500 Stock Index            -13.16         -32.01       -19.81

At all capitalization levels, but especially small-cap, growth stocks continued to trail value. Normally, growth stocks lead the market out of recessions and off market bottoms. But in this cycle, the continued underperformance of technology stocks worsened the already lagging results of growth

-----------------------
SMALL-CAP STOCK RETURNS
------------------------------------------------------------------

Periods
Ended 6/30/02                   6 Months    12 Months    24 Months
------------------------------------------------------------------
Russell 2000 Index                -4.70%       -8.60%       -8.07%
Russell 2000 Growth Index        -17.35       -25.00       -42.51
Russell 2000 Value Index           7.26         8.49        41.91
stocks in general. Growth stocks have underperformed value by a record amount over the last two years, as shown in the previous table, and appear poised for a period of improved relative returns, particularly if there are any signs of improving technology fundamentals.

PORTFOLIO REVIEW

The fund's first-half losses were concentrated in the technology, wireless telecommunications, and biotechnology areas. Major reductions in sales and earnings expectations for technology and telecom companies led to declines of over 50% for many of them, and wireless stocks fell 80% to 90% on sharply lowered growth estimates and looming financial crises. Despite our limited exposure to the wireless telecom sector, several holdings fell steeply (e.g., Triton PCS Holdings and Western Wireless). A tech holding, corporate training software provider SmartForce PLC, was the worst contributor for the six months, reflecting sharply lower expectations and a proposed merger with a large competitor. In the biotech area, delays and setbacks at the FDA for many proposed new products cast a pall over the group, and valuation levels, which could not be supported by current fundamentals, came under pressure. Biotech holdings that suffered included NPS Pharmaceuticals, Cephalon, and Neurocrine Biosciences.

Many other sectors of the portfolio held up surprisingly well in the six months. Energy stocks rose as fears of escalating violence in the Middle East pushed oil and gas prices higher. Consumer stocks, especially our retail and restaurant holdings, also rose modestly.

----------------------
SECTOR DIVERSIFICATION
-----------------------------------------------------------
                           6/30/01   12/31/01    6/30/02
-----------------------------------------------------------
Consumer
Discretionary                    20%        19%        21%

Consumer Staples                  2          2          3

Energy                            6          6          7

Financials                        4          4          5

Health Care                      21         23         21

Industrials and
Business Services                15         15         19

Information
Technology                       29         27         23

Materials                         0          0          0

Telecommunication
Services                          2          2          0

Utilities                         0          0          0

Reserves                          1          2          1

-----------------------------------------------------------
Total                           100%       100%       100%

Restaurant holdings PF Chang's China Bistro and Sonic were among the best performers. Apollo Group, a leading provider of post-secondary education to working adults and our largest holding, was the top contributor due to stronger-than-expected enrollment trends and reported earnings. Apollo has risen over 50-fold since the fund participated in its initial public offering (IPO) in December 1994.

Changes in the fund's sector weightings are noted in the table on the preceding page. Technology weightings dropped from 29% of net assets 12 months ago to 23%, with all of the decline reflecting the tech sector's underperformance. In fact, we selectively added to our tech holdings as the sector declined; our largest purchase was Kronos, a provider of labor-management software systems. Consumer and energy weightings inched up based on good performance, and we were a modest net seller in both groups, trimming positions in Outback Steakhouse and BJ Services, for example, as prices rose. Health care holdings declined slightly since year-end 2001, mostly due to underperformance in biotech. Good results from our best health care services holdings partially offset declines in other health care holdings.

OUTLOOK

The market has entered the second half under a cloud of uncertainty. Will the economic recovery continue and finally include stronger business capital spending, particularly in the technology sector? Will the economy's major underpinning -- consumers -- finally capitulate in the face of falling stock prices and declining confidence? Have we seen the last of corporate misdeeds and accounting scandals, and can Washington help restore investors' faith in business and the stock market? And lastly, how will the war on terrorism play out, and what is the likelihood of additional strikes on the U.S.?

Our view is that the economic upturn is firmly in place and likely to broaden. Fiscal and monetary stimulus from Washington will help keep it going, and low interest rates could lead to another home mortgage refinancing cycle. The outlook for continued strength in consumer spending is solid, and signs of an upturn in capital spending are increasing. We hope that by year-end or early next year, this will extend to technology spending as well. It is likely that we have passed the worst point in the corporate accounting scandals. The pendulum is already swinging in the other direction, and companies are likely to err on the side of conservatism in the face of actual or potential criminal convictions. While it is impossible to predict developments in the fight against terrorism, at least the government is more prepared than before September 11 and has taken some preemptive measures.

The stock market decline has brought valuations back to more reasonable levels, particularly in relation to low interest rates and inflation. Downward revisions in corporate earnings expectations, which have contributed significantly to the decline in many sectors, seem to have largely run their course. Midyear earnings preannouncements of shortfalls were surprisingly few compared with preceding quarters. While market sentiment remains poor, stocks seem oversold on a technical basis. Assuming the economy continues to recover, a market rebound seems likely in the second half, and investors are likely to achieve reasonable market returns over the next several years.

Small-caps have continued to outperform in a difficult market environment, and they usually lead market recoveries out of economic troughs. We think the outlook for your fund is promising. Growth stocks, which have lagged for the last two years, could also perform better in an extended economic recovery. The fund's relative price/earnings (P/E) ratio compared with the S&P 500 has fallen slightly to 1.45 but remains near the high end of its recent range due to depressed earnings of many of the fund's cyclical technology holdings. We hope the fund's relative performance will improve as the market recovers and that it will deliver above-average performance longer term.

Respectfully submitted,

/s/ John H. Laporte

John H. Laporte
President and chairman of the Investment Advisory Committee

July 19, 2002

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------

                                    [CHART]

---------------------------
NEW HORIZONS FUND P/E RATIO
--------------------------------------------------------------------------------
      Jun-66        21.4
                    20.7
                    23.6
                    30.9
      Jun-67        32.4
                    36.4
                    31.9
                    29.2
      Jun-68        37.1
                    32.8
                    33.5
                    30.1
      Jun-69        31.4
                    28.6
                    28.6
                      25
      Jun-70        17.7
                    20.4
                    22.2
                    29.7
      Jun-71          28
                    27.7
                    28.6
                    33.5
      Jun-72        33.5
                    29.7
                    29.2
                    22.6
      Jun-73        17.9
                    21.7
                    16.8
                    15.7
      Jun-74        12.5
                     8.7
                     8.7
                    13.7
      Jun-75        15.3
                    11.7
                    11.5
                    12.4
      Jun-76        10.7
                    10.1
                    10.4
                       9
      Jun-77         8.7
                     8.6
                     8.8
                     8.6
      Jun-78         9.5
                    10.7
                     8.9
                     9.6
      Jun-79           9
                     9.8
                    10.7
                     9.3
      Jun-80        10.4
                    14.2
                    16.5
                    15.7
      Jun-81        14.9
                    11.3
                    11.5
                    10.4
      Jun-82        10.8
                    13.1
                    16.8
                    19.4
      Jun-83        21.5
                    19.3
                    17.3
                    14.4
      Jun-84        13.9
                    13.5
                    12.4
                    14.5
      Jun-85          15
                      14
                    16.1
                    17.3
      Jun-86        17.5
                    14.6
                    14.5
                    18.3
      Jun-87        17.9
                    18.2
                    12.5
                    13.9
      Jun-88        14.7
                    12.8
                    12.5
                      13
      Jun-89        13.8
                    14.5
                    14.3
                    13.4
      Jun-90          15
                      12
                    13.6
                    18.3
      Jun-91        17.1
                    17.8
                    19.8
                    19.4
      Jun-92        16.8
                      17
                    19.8
                      19
      Jun-93        19.7
                    20.9
                    21.5
                      20
      Jun-94        18.2
                    18.9
                    18.2
                    18.9
      Jun-95        20.4
                    22.8
                    23.6
                    24.1
      Jun-96        26.2
   3/31/1997        21.4
   6/30/1997        23.1
                    27.2
                    23.6
   3/31/1998        24.7
   6/30/1998        24.4
                    20.6
                    23.5
      Mar-99        20.7
      Jun-99        24.4
      Sep-99        25.1
      Dec-99        28.3
   3/31/2000        31.9
   6/30/2000        32.4
      Sep-00        32.6
      Dec-00        31.1
   3/31/2001        26.8
   6/30/2001        31.7
       2-Mar        33.5
       2-Jun          27

                                    [CHART]

-------------------------------------------------
NEW HORIZONS FUND P/E RELATIVE TO THE S&P 500 P/E
--------------------------------------------------------------------------------

      Jun-66         1.4
                     1.5
                    1.56
                    1.83
      Jun-67        1.91
                    2.01
                    1.91
                    1.86
      Jun-68        2.14
                    1.84
                    1.86
                    1.71
      Jun-69        1.86
                    1.64
                    1.57
                    1.43
      Jun-70        1.27
                    1.28
                    1.31
                    1.62
      Jun-71        1.63
                    1.63
                     1.8
                    1.99
      Jun-72        2.11
                    1.97
                     1.9
                    1.67
      Jun-73        1.46
                    1.67
                    1.47
                    1.39
      Jun-74        1.19
                    1.13
                    1.04
                    1.25
      Jun-75        1.29
                    1.16
                    1.17
                    1.14
      Jun-76        1.03
                    1.04
                    1.07
                    0.94
      Jun-77        1.02
                    1.05
                    1.11
                    1.18
      Jun-78        1.22
                    1.29
                    1.17
                    1.28
      Jun-79        1.18
                     1.2
                    1.32
                    1.37
      Jun-80        1.28
                    1.63
                    1.88
                    1.89
      Jun-81        1.94
                    1.66
                    1.53
                    1.53
      Jun-82        1.54
                     1.7
                    1.89
                    2.11
      Jun-83        2.17
                    2.05
                    1.86
                     1.6
      Jun-84        1.62
                    1.52
                    1.35
                    1.42
      Jun-85        1.35
                    1.27
                     1.3
                    1.26
      Jun-86        1.15
                    1.05
                    1.02
                     1.1
      Jun-87        1.13
                    1.14
                    1.01
                    1.09
      Jun-88         1.2
                    1.12
                    1.14
                    1.12
      Jun-89        1.12
                    1.08
                    1.01
                    0.99
      Jun-90        1.05
                    0.96
                    1.01
                     1.2
      Jun-91        1.17
                    1.15
                    1.19
                    1.23
      Jun-92        1.06
                    1.06
                     1.2
                    1.14
      Jun-93         1.2
                    1.25
                    1.34
                    1.32
      Jun-94        1.26
                    1.29
                    1.37
                    1.32
      Jun-95        1.34
                    1.44
                    1.49
                    1.48
      Jun-96        1.58
                    1.58
                    1.23
                    1.23
   6/30/1997        1.17
                    1.33
                    1.16
                    1.09
   6/30/1998        1.04
                    0.96
                    0.96
    ########        0.92
      Mar-99        0.78
      Jun-99         0.9
      Sep-99        1.02
      Dec-99        1.03
      Mar-00        1.19
      Jun-00        1.33
      Sep-00        1.38
      Dec-00        1.41
       1-Mar         1.3
       1-Jun        1.42
       2-Mar        1.52
       2-Jun        1.45

Note: TheP/E ratio is an average, unweighted number based on 12-month forward earnings per share as estimated by the investment manager at each quarter-end.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------


---------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------


TWENTY-FIVE LARGEST HOLDINGS

                                                                      Percent of
                                                                      Net Assets
                                                                         6/30/02
--------------------------------------------------------------------------------
Apollo Group                                                                2.7%
Affiliated Computer Services                                                2.6
Henry Schein                                                                2.3
BISYS Group                                                                 2.1
Radian Group                                                                2.1
--------------------------------------------------------------------------------
Omnicare                                                                    2.0
Duane Reade                                                                 1.6
Iron Mountain                                                               1.5
Maxim Integrated Products                                                   1.5
Davita                                                                      1.5
--------------------------------------------------------------------------------
Gilead Sciences                                                             1.4
Toll Brothers                                                               1.3
Orthodontic Centers of America                                              1.2
O'Reilly Automotive                                                         1.1
Outback Steakhouse                                                          1.1
--------------------------------------------------------------------------------
Lamar Advertising                                                           1.1
Tuesday Morning                                                             1.1
Cephalon                                                                    1.1
Electronic Arts                                                             1.1
Catalina Marketing                                                          1.0
--------------------------------------------------------------------------------
Renal Care Group                                                            1.0
Analog Devices                                                              0.9
AmeriPath                                                                   0.8
Westwood One                                                                0.8
Helmerich & Payne                                                           0.8
--------------------------------------------------------------------------------
Total                                                                      35.7%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE

6 Months Ended 6/30/02

Ten Best Contributors
--------------------------------------------------------------------------------
Apollo Group                                                          12(cents)
Henry Schein                                                           7
Toll Brothers                                                          6
PF Chang's China Bistro                                                6
Radian Group                                                           5
Sonic                                                                  4
Duane Reade                                                            4
Sinclair Broadcast Group                                               3
UCBH Holdings                                                          3
Christopher & Banks                                                    3
--------------------------------------------------------------------------------
Total                                                                 53(cents)


Ten Worst Contributors
--------------------------------------------------------------------------------
SmartForce PLC                                                       -19(cents)
NPS Pharmaceuticals                                                   14
Triton PCS Holdings                                                   13
Cephalon                                                              13
Cabot Microelectronics                                                12
Lattice Semiconductor                                                 12
Exult                                                                 11
Maxim Integrated Products                                             11
Edison Schools                                                        10
Neurocrine Biosciences                                                10
--------------------------------------------------------------------------------
Total                                                               -125(cents)


12 Months Ended 6/30/02

Ten Best Contributors
--------------------------------------------------------------------------------
Apollo Group                                                          14(cents)
Affiliated Computer Services                                          13
PF Chang's China Bistro                                                9
Omnicare                                                               8
Toll Brothers                                                          8
Outback Steakhouse                                                     8
Christopher & Banks*                                                   8
BJ Services                                                            7
Tuesday Morning                                                        7
Radian Group                                                           7
--------------------------------------------------------------------------------
Total                                                                 89(cents)


Ten Worst Contributors
--------------------------------------------------------------------------------
SmartForce PLC                                                       -20(cents)
Triton PCS Holdings                                                   17
Lattice Semiconductor                                                 16
NPS Pharmaceuticals                                                   15
Pegasus Communications                                                15
Abgenix                                                               14
Internet Security Systems                                             13
Edison Schools                                                        12
Alkermes                                                              12
Cephalon                                                              11
--------------------------------------------------------------------------------
Total                                                               -145(cents)

* Position added

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

                                    [CHART]

NEW HORIZONS FUND
--------------------------------------------------------------------------------

                 Russell 2000     Lipper Small-Cap       New Horizons
                 Growth Index       Funds Index              Fund
    6/30/1992        10000              10000               10000
    6/30/1993        12045              12516               13008
    6/30/1994        12148              12798               13821
    6/30/1995        15291              16121               19060
    6/30/1996        19342              20967               26959
    6/30/1997        20233              22287               28272
    6/30/1998        22902              25746               33107
    6/30/1999        24802              26240               35031
    6/30/2000        31843              35494               47753
    6/30/2001        24411              30915               42275
    6/30/2002        18308              26267               34296

------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 6/30/02       1 Year    3 Years   5 Years    10 Years
-------------------------------------------------------------------
New Horizons Fund           -18.87%    -0.70%     3.94%      13.12%

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                    6 Months        Year
                                       Ended       Ended
                                     6/30/02    12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
NET ASSET VALUE
Beginning of period                $   22.63    $  23.89    $  27.53    $  23.34    $  23.30    $  21.77
Investment activities
 Net investment
 income (loss)                         (0.09)      (0.17)      (0.13)      (0.15)      (0.15)      (0.12)
 Net realized and
 unrealized gain (loss)                (3.70)      (0.53)      (0.37)       7.36        1.46        2.23

 Total from
 investment activities                 (3.79)      (0.70)      (0.50)       7.21        1.31        2.11

Distributions
 Net realized gain                        --       (0.56)      (3.14)      (3.02)      (1.27)      (0.58)

NET ASSET VALUE
End of period                      $   18.84    $  22.63    $  23.89    $  27.53    $  23.34    $  23.30
                                   ---------------------------------------------------------------------

Ratios/Supplemental Data
Total return##                      (16.75)%     (2.84)%     (1.86)%      32.52%       6.25%       9.77%
Ratio of total expenses to
average net assets                     0.90%+      0.91%       0.88%       0.90%       0.89%       0.88%
Ratio of net investment
income (loss) to average
net assets                           (0.81)%+    (0.77)%     (0.51)%     (0.66)%     (0.65)%     (0.57)%
Portfolio turnover rate                25.4%+      27.4%       47.2%       44.7%       41.2%       45.2%
Net assets, end of period
(in millions)                      $   3,978    $  5,583    $  6,122    $  6,022    $  5,228    $  5,104

##Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+ Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2002


------------------------
PORTFOLIO OF INVESTMENTS                                 Shares            Value
--------------------------------------------------------------------------------
                                                                    In thousands

EQUITY INVESTMENTS 99.2%


CONSUMER DISCRETIONARY 21.3%

Distributors 0.0%

Brightpoint *                                           142,857        $     364
                                                                       ---------
                                                                             364
                                                                       ---------

Hotels, Restaurants & Leisure 5.1%

CEC Entertainment *                                     333,300           13,765
Extended Stay America *                               1,771,000           28,726
Intrawest                                               443,000            7,522
Outback Steakhouse *                                  1,277,500           44,840
PF Chang's China Bistro *                             1,000,000           31,420
Rare Hospitality International *                        664,000           17,875
Ruby Tuesday                                            400,000            7,760
Six Flags *                                           1,550,000           22,398
Sonic *                                                 700,000           21,987
Vail Resorts *                                          350,000            5,985
                                                                       ---------
                                                                         202,278
                                                                       ---------

Household Durables 2.8%

Harman International                                    400,000           19,700
Rayovac *                                               800,000           14,824
Standard Pacific                                         89,000            3,122
Toll Brothers *                                       1,772,000           51,920
Yankee Candle Company *                                 800,000           21,672
                                                                       ---------
                                                                         111,238
                                                                       ---------

Internet & Catalog Retail 0.1%

Netflix *                                               400,000            5,596
                                                                       ---------
                                                                           5,596
                                                                       ---------

Media 6.6%

ADVO *                                                  800,000           30,456
Catalina Marketing *                                  1,461,000           41,229
Cox Radio, Class A *                                    886,000           21,353
Entercom Communications *                               443,000           20,334
Lamar Advertising, Class A *                          1,196,000           44,503
Pegasus Communications, Class A *                       886,000              647
Radio One *                                           2,050,000           30,483
Regent Communications *                               1,722,300           12,158

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------

                                                         Shares            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Sinclair Broadcast Group, Class A *                   1,130,600        $  16,325
Spanish Broadcasting, Class A *                       1,350,000           13,500
Westwood One *                                          950,000           31,749
                                                                       ---------
                                                                         262,737
                                                                       ---------

Multiline Retail 1.1%

Tuesday Morning *+                                    2,392,240           44,400
                                                                       ---------
                                                                          44,400
                                                                       ---------

Specialty Retail 5.2%

Aeropostale *                                           275,000            7,527
American Eagle Outfitters *                             650,000           13,741
Christopher & Banks *                                   620,000           26,226
Cole National, Class A *+                               858,000           16,302
Cost Plus *                                             133,000            4,051
Gamestop, Class A *                                     266,000            5,583
Genesco *                                               664,000           16,168
Linens `n Things *                                      400,000           13,124
O'Reilly Automotive *                                 1,637,100           45,119
Sonic Automotive, Class A *                             886,000           22,815
Tweeter Home Entertainment Group *                    1,107,000           18,088
Ultimate Electronics *                                  711,000           18,422
                                                                       ---------
                                                                         207,166
                                                                       ---------
Textiles & Apparel 0.4%

Nautica Enterprises *                                 1,129,300           14,669
                                                                       ---------
                                                                          14,669
                                                                       ---------
Total Consumer Discretionary                                             848,448
                                                                       ---------
CONSUMER STAPLES 2.5%

Food & Drug Retailing 1.7%

Casey's General Stores                                  500,000            6,020
Duane Reade *+                                        1,860,000           63,333
                                                                       ---------
                                                                          69,353
                                                                       ---------

Food Products 0.8%

American Italian Pasta, Class A *                       266,000           13,563
Delta & Pine Land                                       800,000           16,080
                                                                       ---------
                                                                          29,643
                                                                       ---------
Total Consumer Staples                                                    98,996
                                                                       ---------


13

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T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------



                                                          Shares           Value
--------------------------------------------------------------------------------
                                                                    In thousands

ENERGY 7.4%

Energy Equipment & Services 5.8%

BJ Services *                                            850,000       $  28,798
Cooper Cameron *                                         531,000          25,711
FMC Technologies *                                     1,000,000          20,760
Global Industries *                                      841,000           5,879
Helmerich & Payne                                        886,000          31,648
Hydril *                                                 531,000          14,231
Key Energy Services *                                  1,583,100          16,623
Lone Star Technologies *                                 376,000           8,610
Seacor Smit *                                            399,000          18,893
Smith International *                                    354,000          24,139
Tidewater                                                531,000          17,480
W-H Energy Services *                                    784,000          17,373
                                                                       ---------
                                                                         230,145
                                                                       ---------
Oil & Gas 1.6%

Encore Aquisition *                                      620,000          10,695
Newfield Exploration *                                   443,000          16,466
Westport Resources *                                     443,000           7,265
XTO Energy                                             1,494,500          30,787
                                                                       ---------
                                                                          65,213
                                                                       ---------
Total Energy                                                             295,358
                                                                       ---------
FINANCIALS 5.1%

Banks 1.1%

Boston Private Financial                                 177,000           4,379
Investor's Financial Services                            266,000           8,922
Silicon Valley Bancshares *                              266,000           7,012
UCBH Holdings                                            664,000          25,238
                                                                       ---------
                                                                          45,551
                                                                       ---------
Diversified Financials 1.3%

Affiliated Managers Group *                              354,000          21,771
Friedman, Billings, Ramsey Group *                       146,000           1,858
Legg Mason                                               443,000          21,858
Waddell & Reed Financial, Class A                        225,000           5,157
                                                                       ---------
                                                                          50,644
                                                                       ---------

14

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T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------



                                                        Shares             Value
--------------------------------------------------------------------------------
                                                                    In thousands

Insurance 2.4%

MaxRe Capital                                          500,000         $   6,750
Radian Group                                         1,700,000            83,045
Scottish Annuity & Life                                316,000             6,029
                                                                       ---------
                                                                          95,824
                                                                       ---------

Real Estate 0.3%

Trammell Crow *                                        886,000            12,803
                                                                       ---------
                                                                          12,803
                                                                       ---------
Total Financials                                                         204,822
                                                                       ---------

HEALTH CARE 20.9%

Biotechnology 7.4%

Abgenix *                                              886,300             8,686
Advanced Medicine, Series D, Pfd. *++/\                513,334             4,620
Alexion Pharmaceutical *                               332,700             5,040
Alkermes *                                           1,450,000            23,214
Cephalon *                                             974,500            44,047
Cubist Pharmaceuticals *                               378,000             3,557
CV Therapeutics *                                      221,000             4,115
Deltagen *                                             642,000             1,573
Doubletwist, Series D, Pfd. *++/\                    2,657,807             1,000
Exelixis *                                             401,000             3,020
Gilead Sciences *                                    1,675,000            55,074
Human Genome Sciences *                                390,000             5,226
Imclone Systems *                                      190,000             1,652
Isis Pharmaceuticals, Class B *                         67,000               637
MedImmune *                                             50,000             1,320
Millennium Pharmaceuticals *                         1,376,997            16,731
Neurocrine Biosciences *                             1,011,700            28,985
NPS Pharmaceuticals *                                1,286,000            19,702
OSI Pharmaceuticals *                                  519,000            12,466
Protein Design Labs *                                  221,000             2,400
Regeneron Pharmaceuticals *                            142,000             2,060
Telik *                                                288,000             3,600
Triangle Pharmaceuticals *                           1,505,000             4,079
Trimeris *                                             567,100            25,174
Tularik *                                               89,000               816

15

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T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------



                                                              Shares       Value
--------------------------------------------------------------------------------
                                                                    In thousands

Versicor *                                                   600,000   $   8,070
Vertex Pharmaceuticals *                                     465,000       7,570
ViroPharma *                                                 509,000         728
                                                                       ---------
                                                                         295,162
                                                                       ---------

Health Care Equipment & Supplies 1.7%

Advanced Neuromodulation Systems *                           350,000      10,675
Apogent Technologies *                                       664,000      13,659
Aspect Medical Systems *                                     456,100       1,733
Bruker Daltonics *                                            64,300         254
Control Delivery Systems, Series A, Cv. Pfd., 8.00% *++/\     74,432       4,000
EPIX Medical *                                               567,000       5,982
Mettler-Toledo International *                               177,000       6,526
Serologicals *                                             1,200,000      21,948
Wilson Greatbatch Technologies *                             221,000       5,631
                                                                       ---------
                                                                          70,408
                                                                       ---------

Health Care Providers & Services 10.8%

Accredo Health *                                             200,000       9,228
Advance PCS *                                                443,000      10,605
Advisory Board *                                              90,800       3,291
Alliance Imaging *                                           708,000       9,558
AmeriPath *                                                1,350,000      32,400
Community Health System *                                    500,000      13,400
Davita *                                                   2,435,000      57,953
HealthStream *+                                            2,214,000       3,122
Henry Schein *                                             2,081,000      92,605
Maximus *                                                    400,000      12,680
Omnicare                                                   3,000,000      78,780
Orthodontic Centers of America *                           2,098,800      48,377
Renal Care Group *                                         1,227,100      38,224
VCA Antech *                                                 886,000      13,786
WebMD *                                                      799,500       4,501
                                                                       ---------
                                                                         428,510
                                                                       ---------

Pharmaceuticals 1.0%

DURECT *                                                   1,312,300      10,498
Eon Labs *                                                   221,000       3,932
Guilford Pharmaceuticals *                                   444,600       3,352
Ista Pharmaceuticals *+                                    1,107,000         997
Medicines Company *                                          576,000       7,102
Noven Pharmaceuticals *                                      288,000       7,344

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------


                                                           Shares          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Salix Pharmaceuticals *                                 244,000        $   3,724
Women First Healthcare *                                304,000            2,371
                                                                       ---------
                                                                          39,320
                                                                       ---------
Total Health Care                                                        833,400
                                                                       ---------
INDUSTRIALS & BUSINESS SERVICES 18.8%

Aerospace & Defense 1.1%

Armor Holdings *                                        775,000           19,763
MTC Technologies                                        223,000            4,059
Triumph Group *                                         443,000           19,758
                                                                       ---------
                                                                          43,580
                                                                       ---------

Air Freight & Couriers 1.3%

C.H. Robinson Worldwide                                 372,000           12,473
EGL *                                                   376,000            6,377
Forward Air *                                           692,500           22,700
UTi Worldwide                                           497,000            9,826
                                                                       ---------
                                                                          51,376
                                                                       ---------

Building Products 0.4%

Watsco                                                  958,800           17,498
                                                                       ---------
                                                                          17,498
                                                                       ---------

Commercial Services & Supplies 13.8%

Apollo Group, Class A *                               2,700,000          106,434
BISYS Group *                                         2,500,000           83,250
Bright Horizons Family Solutions *+                     664,000           21,985
Central Parking                                         531,000           12,133
Corporate Executive Board *                             809,000           27,708
Devry *                                                 265,500            6,064
Edison Schools, Class A *                             1,196,000            1,208
Exult *                                               3,350,000           21,775
Factset Research Systems                                300,000            8,931
Iron Mountain *                                       1,993,000           61,484
Mobile Mini *+                                          900,000           15,390
Paychex                                                 200,000            6,258
School Specialty *+                                   1,107,000           29,402
SITEL *                                               2,000,000            6,320
SOURCECORP *                                            753,000           19,955
Sylvan Learning Systems *                             1,550,000           30,907
Tetra Tech *                                          1,107,000           16,273

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------



                                                         Shares            Value
--------------------------------------------------------------------------------
                                                                    In thousands

United Stationers *                                     598,000        $  18,179
University of Phoenix Online *                          953,333           28,238
Waste Connections *                                     682,400           21,318
West Corporation *                                      266,000            5,868
                                                                       ---------
                                                                         549,080
                                                                       ---------

Construction & Engineering 0.2%

Comfort Systems USA *                                 1,300,000            6,461
                                                                       ---------
                                                                           6,461
                                                                       ---------

Electrical Equipment 0.1%

C&D Technologies                                        266,000            4,793
                                                                       ---------
                                                                           4,793
                                                                       ---------

Industrial Conglomerates 0.3%

Roper Industries                                        300,000           11,190
                                                                       ---------
                                                                          11,190
                                                                       ---------

Machinery 1.1%

Actuant Corporation, Class A *                          190,300            7,850
Catalytica Energy Systems *                             443,000            1,400
Nordson                                                 452,000           11,146
Oshkosh Truck, Class B                                  374,000           22,107
                                                                       ---------
                                                                          42,503
                                                                       ---------

Trading Companies & Distributors 0.5%

MSC Industrial Direct, Class A *                      1,000,000           19,500
                                                                       ---------
                                                                          19,500
                                                                       ---------
Total Industrials & Business Services                                    745,981
                                                                       ---------

INFORMATION TECHNOLOGY 22.4%

Communications Equipment 0.7%

Alvarion *                                              525,000              966
AudioCodes *                                            700,000            1,687
Black Box *                                             177,000            7,209
Ceragon Networks *                                      475,000              779
CIENA *                                                 639,360            2,679
Harmonic *                                              875,000            3,202
Packeteer *                                             797,000            3,523
Sonus Networks *                                        620,000            1,252
Turnstone Systems *                                   1,500,000            6,495
                                                                       ---------
                                                                          27,792
                                                                       ---------

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------



                                                            Shares         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Electronic Equipment & Instruments 0.9%

KEMET *                                                    700,000     $  12,502
Methode Electronics, Class A                               531,000         6,781
Molex                                                      108,070         3,623
Newport *                                                  700,000        10,962
                                                                       ---------
                                                                          33,868
                                                                       ---------

Internet Software & Services 2.5%

CNET Networks *                                          3,500,000         6,965
Digital Insight *                                        1,000,000        16,450
Internet Security Systems *                              1,175,000        15,416
Lendingtree *                                              800,000        10,168
MatrixOne *                                              1,850,000        11,285
Netegrity *                                                800,000         4,928
Openwave Systems *                                       1,300,000         7,293
PayPal *                                                   221,000         4,464
Register.com *                                             700,000         5,334
Sonicwall *                                                753,000         3,780
Stellent *                                                 650,000         2,925
Webex Communications *                                     753,000        11,973
Zonafinanciera.com, Series C, Cv. Pfd. *+++/\            1,190,760             0
                                                                       ---------
                                                                         100,981
                                                                       ---------

IT Consulting & Services 4.8%

Affiliated Computer Services, Class A *                  2,195,500       104,242
AnswerThink *                                              500,000         1,895
Anteon International *                                     150,000         3,792
Cape Success *                                              46,320             0
Cape Success, Series B, Pfd. */\                             3,584             0
DigitalThink *+                                          2,214,000         3,099
eLoyalty, Series B, Cv. Pfd. */\                           120,408           604
Immedient */\                                               13,056             0
InterCept Group *                                           94,000         1,948
META Group *+                                              996,000         2,241
MPS Group *                                                500,000         4,250
ProBusiness Services *                                     625,000         9,106
Renaissance Learning *                                     800,000        16,176
SkillSoft *                                                300,000         2,355
SmartForce PLC ADR *                                     2,190,000         7,446

19

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T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------



                                                           Shares          Value
--------------------------------------------------------------------------------
                                                                    In thousands


SunGard Data Systems *                                    443,000     $   11,731
Tier Technologies, Class B *                            1,250,000         22,275
                                                                      ----------
                                                                         191,160
                                                                      ----------
Office Electronics 0.2%

Zebra Technologies, Class A *                             205,300          9,900
                                                                      ----------
                                                                           9,900
                                                                      ----------
Semiconductor Equipment & Products 6.5%

Altera *                                                1,150,000         15,640
Analog Devices *                                        1,200,000         35,640
ATMI *                                                    900,000         20,133
Cabot Microelectronics *                                  700,000         30,212
Cognex *                                                1,150,000         23,057
Genesis Microchip *                                       218,000          1,818
Lattice Semiconductor *                                 2,214,000         19,350
Linear Technology                                         221,000          6,946
Maxim Integrated Products *                             1,600,000         61,328
Micrel *                                                  950,000         13,661
MIPS Technologies *                                       400,000          2,468
O2Micro *                                                 475,000          4,916
Pixelworks *                                              443,000          3,717
Sipex *                                                 1,129,000          5,520
Xilinx *                                                  650,000         14,580
                                                                      ----------
                                                                         258,986
                                                                      ----------
Software 6.8%

Actuate *                                               2,237,398         10,068
Agile Software *                                          500,000          3,635
Cadence Design Systems *                                  279,846          4,511
Concord Communications *                                  525,000          8,652
Convera, Class A *                                        589,000          1,431
Electronic Arts *                                         650,000         42,932
Informatica *                                           2,400,000         17,016
Jack Henry & Associates                                 1,300,000         21,697
Kronos *                                                  800,000         24,391
Liberate Technologies *                                 2,250,000          5,938
Magma Design Automation *                                 110,000          1,848
Mercury Interactive *                                     725,000         16,646
Midway Games *                                            531,000          4,514
Nassda *                                                  175,000          2,165

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------


                                                            Shares         Value
--------------------------------------------------------------------------------
                                                                    In thousands

National Instruments *                                     550,000    $   17,908
NetIQ *                                                  1,000,000        22,630
Parametric Technology *                                    800,000         2,744
PLATO Learning *                                           670,000         6,613
Precise Software Solutions *+                            1,600,000        15,280
Quest Software *                                           350,000         5,086
Verisity *++                                               625,000        10,837
Verity *                                                 1,328,000        14,728
Wind River Systems *                                     1,505,000         7,540
                                                                      ----------
                                                                         268,810
                                                                      ----------
Total Information Technology                                             891,497
                                                                      ----------

MATERIALS 0.4%

Chemicals 0.4%

Ferro                                                      120,000         3,618
Minerals Technologies                                       50,000         2,466
Symyx Technologies *                                       700,000         9,744
                                                                      ----------
Total Materials                                                           15,828
                                                                      ----------

TELECOMMUNICATION SERVICES 0.3%

Wireless Telecommunication Services 0.3%

Alamosa Holdings *                                       1,107,000         1,561
Millicom International Cellular *                        1,007,900         1,613
SBA Communications *                                       664,000           936
Triton PCS Holdings, Class A *                           1,204,000         4,696
Western Wireless, Class A *                                843,800         2,700
                                                                      ----------
Total Telecommunication Services                                          11,506
                                                                      ----------
Total Miscellaneous Equity Investments 0.1%                                2,633
                                                                      ----------
Total Equity Investments (Cost $3,596,057)                             3,948,469
                                                                      ----------

SHORT-TERM INVESTMENTS 0.3%

Money Market Fund 0.3%

T. Rowe Price Reserve Investment Fund, 1.95% #         10,238,178         10,238
                                                                      ----------
Total Short-Term Investments (Cost $10,238)                               10,238
                                                                      ----------

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------



                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Investments in Securities
99.5% of Net Assets (Cost $3,606,295)                                $ 3,958,707

Other Assets Less Liabilities                                             19,602
                                                                     -----------

NET ASSETS                                                           $ 3,978,309
                                                                     -----------


#   Seven-day yield
*   Non-income producing
@ Common stocks, rights, and warrants--cost $3,578,754, value $3,938,245, 99.0% of net assets. Preferred stocks--cost $8,620, value $5,620, 0.1% of net assets. Convertible preferred stocks--cost $8,683, value $4,604, 0.1% of net assets.
+ Affiliated company, as defined by the Investment Company Act of 1940, as a result of the fund's ownership of at least 5% of the company's outstanding voting securities.
++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $20,457 and represents 0.5% of net assets

/\  Security valued by the Fund's Board of Directors.
ADR American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
-------------------------------------------------------------------------------
Unaudited                                                          June 30, 2002


-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value
Affiliated companies (cost $220,095)                                 $   215,552
Other companies (cost $3,386,200)                                      3,743,155

Total investments in securities                                        3,958,707
Other assets                                                              35,949

Total assets                                                           3,994,656

Liabilities

Total liabilities                                                         16,347

NET ASSETS                                                           $ 3,978,309
                                                                     -----------
Net Assets Consist of:

Undistributed net investment income (loss)                          $   (19,533)
Undistributed net realized gain (loss)                                    88,214
Net unrealized gain (loss)                                               352,412
Paid-in-capital applicable to 211,214,910 shares of
$1.00 par value capital stock outstanding;
300,000,000 shares authorized                                          3,557,216

NET ASSETS                                                           $ 3,978,309
                                                                     -----------
NET ASSET VALUE PER SHARE                                            $     18.84
                                                                     -----------



The accompanying notes are an integral part of these financial statements.

23

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T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------
Unaudited



-------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/02

Investment Income (Loss)

Income
Dividend                                                            $     1,577
Interest                                                                    589
                                                                    -----------
Total income                                                              2,166
                                                                    -----------
Expenses
Investment management                                                    16,172
Shareholder servicing                                                     4,833
Custody and accounting                                                      536
Prospectus and shareholder reports                                          110
Proxy and annual meeting                                                     61
Registration                                                                 26
Legal and audit                                                              15
Directors                                                                    15
Miscellaneous                                                                 1
Total expenses                                                           21,769
Expenses paid indirectly                                                    (70)
Net expenses                                                             21,699
Net investment income (loss)                                            (19,533)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities
(including $37,521 from affiliated companies)                           271,406

Change in net unrealized gain (loss) on securities
(including $(161,335) from affiliated companies)                     (1,073,662)
Net realized and unrealized gain (loss)                                (802,256)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $  (821,789)
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

24

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T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------
Unaudited


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                          6 Months         Year
                                                             Ended        Ended
                                                           6/30/02     12/31/01
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                         $   (19,533) $   (41,289)
  Net realized gain (loss)                                 271,406     (183,192)
  Change in net unrealized gain (loss)                  (1,073,662)      26,049
                                                       -----------  -----------
  Increase (decrease) in net assets from operations       (821,789)    (198,432)

Distributions to shareholders
  Net realized gain                                             --     (135,399)

Capital share transactions*
  Shares sold                                              403,171      878,975
  Distributions reinvested                                      --      131,194
  Shares redeemed                                       (1,185,758)  (1,215,943)
                                                       -----------  -----------
Increase (decrease) in net assets from capital
share transactions                                        (782,587)    (205,774)
                                                       -----------  -----------
Net Assets
Increase (decrease) during period                       (1,604,376)    (539,605)
Beginning of period                                      5,582,685    6,122,290
                                                        ----------  -----------
End of period                                          $ 3,978,309  $ 5,582,685
                                                       -----------  -----------
*Share information
  Shares sold                                               18,817       39,123
  Distributions reinvested                                      --        6,020
  Shares redeemed                                          (54,346)     (54,616)
                                                       -----------  -----------
  Increase (decrease) in shares outstanding                (35,529)      (9,473)

The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2002

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 3, 1960. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Expenses Paid Indirectly Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total

26

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T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------


expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $67,000 and $3,000, respectively, for the period ended June 30, 2002.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $60,885,000 and $1,324,408,000, respectively, for the six months ended June 30, 2002.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2002.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $29,978,000 of realized losses recognized for financial reporting purposes in 2001 were recognized for tax purposes on January 1, 2002. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2001, the fund had $153,214,000 of unused capital loss carryforwards, of which $153,214,000 expire in 2009. Additionally, during the six months ended June 30, 2002, the fund realized $292,421,000 of net gain on in-kind redemptions. Such gains are not taxable to the fund and have been reclassified from undistributed net realized gain to paid in-capital in the accompanying financial statements.

27

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T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------


At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $3,606,295,000. Net unrealized gain aggregated $352,412,000 at period-end, of which $1,348,473,000 related to appreciated investments and $996,061,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $2,279,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and record-keeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $3,701,000 for the six months ended June 30, 2002, of which $710,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Expenses associated with the operation of Spectrum are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the under-

28

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T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------


lying Price funds, Price Associates, and, in the case of T. Rowe Price Spectrum International, T. Rowe Price International. For the six months ended June 30, 2002, the fund was allocated $520,000 of Spectrum expenses, of which $118,000 related to services provided by Price and $77,000 was payable at period-end. At June 30, 2002, approximately 10.3% of the outstanding shares of the fund were held by Spectrum. Spectrum does not invest in the underlying Price funds for the purpose of exercising management or control.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2002, totaled $589,000 and are reflected as interest income in the accompanying Statement of Operations.

29

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T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------



----------------------------------------
ABOUT THE FUND'S DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. ("T. Rowe Price"); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202

Independent Directors

Name
(Date of Birth)            Principal Occupation(s) During Past 5 Years and
Year Elected*              Other Directorships of Public Companies
Calvin W. Burnett, Ph.D.   President, Coppin State College; Director, Provident Bank of Maryland
(3/16/32)
2001

Anthony W. Deering         Director, Chairman of the Board, President, and Chief Executive
(1/28/45)                  Officer, The Rouse Company, real estate developers
2001

Donald W. Dick, Jr.        Principal, EuroCapital Advisors, LLC, an acquisition and management
(1/27/43)                  advisory firm
1994

David K. Fagin             Director, Dayton Mining Corp. (6/98 to present), Golden Star
(4/9/38)                   Resources Ltd., and Canyon Resources Corp. (5/00 to present);
1988                       Chairman and President, Nye Corp.

F. Pierce Linaweaver       President, F. Pierce Linaweaver & Associates, Inc., consulting environ-
(8/22/34)                  mental and civil engineers
2001

Hanne M. Merriman          Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren
(11/16/41)                 Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways
1994                       Group, Inc.

John G. Schreiber          Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(10/21/46)                 ment company; Senior Advisor and Partner, Blackstone Real Estate
2001                       Advisors, L.P.; Director, AMLI Residential Properties Trust, Host
                           Marriott Corp., and The Rouse Company

Hubert D. Vos              Owner/President, Stonington Capital Corp., a private investment
(8/2/33)                   company
1983

*Each independent director oversees 98 T. Rowe Price portfolios and serves until the election of a successor.

30

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T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------


Independent Directors (continued)

Name
(Date of Birth)             Principal Occupation(s) During Past 5 Years and
Year Elected*               Other Directorships of Public Companies
Paul M. Wythes              Founding Partner, Sutter Hill Ventures, a venture capital limited
(6/23/33)                   partnership, providing equity capital to young high-technology
1981                        companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 98 T. Rowe Price portfolios and serves until the election of a successor.

Inside Directors

Name
(Date of Birth)
Year Elected**
[Number of T. Rowe Price    Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]        Other Directorships of Public Companies
John H. Laporte             Director, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price;
(7/26/45)                   President, New Horizons Fund
1988
[15]

James S. Riepe              Director and Vice President, T. Rowe Price; Vice Chairman of the
(6/25/43)                   Board, Director, and Vice President, T. Rowe Price Group, Inc.;
1983                        Chairman of the Board and Director, T. Rowe Price Global Asset
[98]                        Management Limited, T. Rowe Price Investment Services, Inc.,
                            T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
                            Services, Inc.; Chairman of the Board, Director, President, and
                            Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price
                            International, Inc., and T. Rowe Price Global Investment Services
                            Limited; Vice President, New Horizons Fund

M. David Testa              Vice Chairman of the Board, Chief Investment Officer, Director, and
(4/22/44)                   Vice President, T. Rowe Price Group, Inc.; Chief Investment Officer,
1994                        Director, and Vice President, T. Rowe Price; Director, T. Rowe Price
[98]                        Global Asset Management Limited; Vice President and Director,
                            T. Rowe Price Trust Company; Director, T. Rowe Price Global
                            Investment Services Limited and T. Rowe Price International, Inc.

**Each inside director serves until the election of a successor.

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

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------


Officers

Name (Date of Birth)
Title and Fund(s) Served                         Principal Occupation(s)
Francisco Alonso (1/27/78)                       Vice President, T. Rowe Price
Vice President, New Horizons Fund

Brian W.H. Berghuis (10/12/58)                   Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund                Group, Inc.

Christopher W. Carlson (1/27/67)                 Vice President, T. Rowe Price Group, Inc.
Vice President, New Horizons Fund

Joseph A. Carrier (12/30/60)                     Vice President, T. Rowe Price, T. Rowe Price
Treasurer, New Horizons Fund                     Group, Inc., and T. Rowe Price Investment
                                                 Services, Inc.

Eric M. Gerster (3/23/71)                        Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund                Group, Inc.

Francies W. Hawks (2/2/44)                       Assistant Vice President, T. Rowe Price
Assistant Vice President, New Horizons Fund

Henry H. Hopkins (12/23/42)                      Director and Vice President, T. Rowe Price Group,
Vice President, New Horizons Fund                Inc.; Vice President, T. Rowe Price, T. Rowe Price
                                                 International, Inc., and T. Rowe Price Retirement
                                                 Plan Services, Inc.; Vice President and Director,
                                                 T. Rowe Price Investment Services, Inc., T. Rowe
                                                 Price Services, Inc., and T. Rowe Price Trust
                                                 Company

Kris H. Jenner (2/5/62)                          Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund                Group, Inc.

J. Jeffrey Lang (1/10/62)                        Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund                Trust Company

Patricia B. Lippert (1/12/53)                    Assistant Vice President, T. Rowe Price
Secretary, New Horizons Fund                     Associates, Inc., and T. Rowe Price Investment
                                                 Services, Inc.

David S. Middleton (1/18/56)                     Vice President, T. Rowe Price Associates, Inc.,
Controller, New Horizons Fund                    T. Rowe Price Group, Inc., and T. Rowe Price
                                                 Trust Company

Joseph M. Milano (9/14/72)                       Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund                Group, Inc.


T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------


Officers (continued)


Name (Date of Birth)
Title and Fund(s) Served                    Principal Occupation(s)


Charles G. Pepin (4/23/66)                  Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund           Group, Inc.

Michael F. Sola (7/21/69)                   Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund           Group, Inc.

John F. Wakeman (11/25/62)                  Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Horizons Fund           Group, Inc.

R. Candler Young (9/28/71)                  Vice President, T. Rowe Price
Vice President, New Horizons Fund



Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

     In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*Access(R) and Account Access through the T. Rowe Price Web site on the Internet. Address:
     www.troweprice.com.

     Automatic Investing. From your bank account or paycheck.

     Automatic Withdrawal. Scheduled, automatic redemptions.

     IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

BROKERAGE SERVICES *

     Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T.Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.


     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------


   T. ROWE PRICE RETIREMENT SERVICES

          T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

          PLANNING TOOLS AND SERVICES
          ----------------------------------------------------------------------

          T. Rowe Price/R/ Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

          Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

          IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

          Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

          INVESTMENT VEHICLES
          ----------------------------------------------------------------------

          Individual Retirement Accounts (IRAs)
          No-Load Variable Annuities
          Small Business Retirement Plans

          *Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.

T. ROWE PRICE WEB SERVICES
--------------------------------------------------------------------------------



   www.troweprice.com

          ACCOUNT INFORMATION

          Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

          AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

          FINANCIAL TOOLS AND CALCULATORS

          College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

          Morningstar(R) Portfolio Tracker/SM/. See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

          Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

          Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          INVESTMENT TRACKING AND INFORMATION

          My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

          Morningstar(R) Portfolio Watchlist/SM/. Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

          Morningstar(R) Portfolio X-Ray/SM/. This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.

T. ROWE PRICE COLLEGE PLANNING
--------------------------------------------------------------------------------

COLLEGE PLANNING

          With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

          T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

          We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

          Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

          College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

          College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------


STOCK FUNDS

Domestic
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*+
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
 Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS++

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery+
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

+ Closed to new investors.

Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

[LOGO] T. Rowe Price

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202
                                                                F42-051 6/30/02D